Norwood Financial Corp (Parent Company Only) Financial Information (Balance Sheets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Financial Statements, Captions [Line Items]
Cash on deposit in bank subsidiary	$ 8,081	$ 7,528
Securities available for sale	156,395	158,132
Other assets	1,418	1,409
Total Assets	711,635	711,234
Liabilities	612,594	619,370
Stockholders' equity	99,041	91,864	92,421	88,061
Total Liabilities and Stockholders' Equity	711,635	711,234
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Cash on deposit in bank subsidiary	1,846	1,205
Securities available for sale	398	328
Investment in bank subsidiary	94,268	87,589
Other assets	3,900	3,835
Total Assets	100,412	92,957
Liabilities	1,371	1,093
Stockholders' equity	99,041	91,864
Total Liabilities and Stockholders' Equity	$ 100,412	$ 92,957